Additional Information (Tables)	12 Months Ended
Dec. 31, 2011
Additional Information [Abstract]
Schedule Of Additional Information

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Research and development expense	$413	$391	$335

Advertising expense	$464	$402	$387

Interest expense	$934	$974	$905
Interest income	(134)	(98)	(108)

Interest expense, net	$800	$876	$797

Rent expense	$308	$278	$258

Minimum Rental Commitments Under Non-Cancelable Operating Leases

(in millions)
2012	$186
2013	134
2014	98
2015	70
2016	52
Thereafter	250

$790